Significant events and transactions related to 2025 financial statements (Details Narrative) $ in Millions, R$ in Billions	1 Months Ended	3 Months Ended	12 Months Ended
	Nov. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Sep. 30, 2025 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 BRL (R$)	Mar. 31, 2025 USD ($)	Feb. 28, 2025 USD ($)	Jul. 31, 2024 USD ($)	Jun. 30, 2023 USD ($)
IfrsStatementLineItems [Line Items]
Remuneration on shareholders equity	$ 703
Financial expenses	15		$ 1,647	$ 1,473	$ 1,459
Amount of issued for subordinated notes	750
Debentures issued												$ 1,500
Bond issued									$ 329	$ 750
Bond premium paid										$ 44
Additional remuneration reserve			5,923
USD [Member]
IfrsStatementLineItems [Line Items]
Debentures issued							$ 1,080
BRL [Member]
IfrsStatementLineItems [Line Items]
Debentures issued | R$								R$ 6
Nickel [Member]
IfrsStatementLineItems [Line Items]
Impairment on assets related to nickel		$ 1,745
Additional Impairment on assets related to nickel				$ 1,735
Samarco [Member]
IfrsStatementLineItems [Line Items]
Provisions	$ 449	$ 167	$ 167								$ 449
Alianca [Member]
IfrsStatementLineItems [Line Items]
Acquisition interest rate						70.00%
Acquisition cost						$ 871
Reversal of impairment and gains (losses) on disposal of non-current assets, net						$ 206